                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

           Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

     DODGE & COX STOCK FUND
     ONE SANSOME STREET, 35TH FLOOR
     SAN FRANCISCO, CA 94104

2.   Name of each series or class of funds for which this notice is filed:

     DODGE & COX STOCK FUND, Capital Shares - par value $1.00

3.   Investment Company Act File Number:         811-1294

     Securities Act File Number:                 2-22963

4.   Last day of fiscal year  for which this notice is filed:   12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           [   ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sales price of securities sold during the fiscal year:

     9,573,982 Shares
     $614,609,724 Aggregate Sales Price
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10.  Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     9,573,982 Shares
     $614,609,724 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Not Applicable


12.  Calculation of registration fee:

   (i)     Aggregate sales price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):                    $614,609,724

   (ii)    Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if applicable):        + N/A

   (iii)   Aggregate price of shares redeemed or repurchased during
           the fiscal year (if applicable):                                  -$99,659,440

   (iv)    Aggregate price of shares redeemed or repurchased and
           previously applied as a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                                       +        N/A
                                                                             --------------
   (v)     Net aggregate price of securities sold and issued during
           the fiscal year in reliance on rule 24f-2 [line (I), plus line
           (ii), less line  (iii), plus line (iv)] (if applicable):          $514,950,284

   (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):                                                 x 1/2900
                                                                             --------------
   (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:           $ 177,569.06
                                                                             ==============

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                            [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 26,  1996


                                  SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

      By (Signature and Title) /s/ W. Timothy Ryan
                               ------------------------------------------------

                               -------------------------------------------------
                                W. Timothy Ryan, Secretary-Treasurer


      Date: February 27,1996
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                                 February 22, 1996



Dodge & Cox Stock Fund
One Sansome Street, 35th Floor
San Francisco, California  94104

Gentlemen:

          You have requested our opinion as counsel to the Dodge & Cox Stock Fund, a California corporation (the "Company"), with respect to the shares of the Company's capital stock, par value $1.00 per share, sold by the Company during its fiscal year ended December 31, 1995 (the "Shares"), in connection with the notice (the "Notice") being filed by the Company with the Securities and Exchange Commission pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended (the "Act").

          In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

          (a) The Company's Articles of Incorporation filed with the California Secretary of State on June 26, 1964, as amended November 10, 1980 and July 5, 1990 (as so amended, the "Articles of Incorporation"), certified to us by an officer of the Company as being true and complete and in effect throughout the Company's fiscal year ended December 31, 1995 and as of the date of this opinion;

          (b) The Bylaws of the Company certified to us by an officer of the Company as being true and complete and in effect throughout the Company's fiscal year ended December 31, 1995 and as of the date of this opinion;

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          (c)  Audited Financial Statements of the Company for its fiscal year ended December 31, 1995;

          (d) The Company's Prospectus and Statement of Additional Information effective during the fiscal year ended December 31, 1995;

          (e) Resolutions adopted by the Board of Directors of the Company (the "Board") at the December 14, 1995 and December 15, 1994 meetings of the Board; and

          (f) A certificate of an officer of the Company concerning certain factual matters.

          In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in the Company's then current Prospectus and in accordance with Article Fifth of the Articles of Incorporation. We have assumed that the Company received the purchase price for the Shares in cash. We have not conducted an independent examination of the books and records of the Company for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

          Our opinion below is limited to the federal laws of the United States of America and the laws of the State of California, and we disclaim any opinion as to the laws of any other jurisdiction. We further disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental body.

          Based upon our examination of such questions of law as we have deemed may be appropriate for the purpose of this opinion and subject to the foregoing, we are of the opinion that the Shares, as sold in reliance upon the registration under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Act, were legally issued, fully paid and nonassessable.

          We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Company with the Securities and Exchange Commission pursuant to Rule 24f-2 promulgated under the Act. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent.

                              Sincerely yours,

                              /s/ HELLER, EHRMAN, WHITE & McAULIFFE